Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock-Based Compensation [Abstract]
Stock-based Compensation

Note 12. Stock-based Compensation

Incentive Plans

The Company’s 2019 Equity and Incentive Plan, as amended in 2021 (the “2019 Plan”) enabled the Company to grant incentive stock options or nonqualified stock options and other equity awards to employees, directors and consultants of the Company up to a total of 3 million shares of the Company’s common stock. All 3 million shares available for issue under the 2019 Plan have been issued.

On July 5, 2022, the Board of Directors adopted the Company’s 2022 Equity and Incentive Plan (the “2022 Plan”) which provides for the issuance of up to 16 million shares of the Company’s common stock. The 2022 Plan was approved by a majority of the shareholders in September 2022. Per the 2022 Plan, the 2022 Plan reserves increased automatically by 1 million shares on January 1, 2023 and January 1, 2024, providing for a total issuance of up to 18 million shares of the Company’s common stock. As of September 30, 2024, a total of 12.4 million shares and options were issued and outstanding.

Options

The following table summarizes the Company’s option activity for the nine months ended September 30, 2024 (in thousands, except exercise price and contractual life data):

	Number Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (Years)
Balance as of January 1, 2024	13,843	$2.64	3.7
Granted	250	1.01	5.0
Exercised	-	-	-
Forfeited	(1,724)	4.11	-
Balance as of September 30, 2024	12,369	$2.41	3.1
Vested and exercisable as of September 30, 2024	8,375	$2.87	2.8

The following table presents the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the three and nine months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Exercise price	$1.00 – 1.12	$1.35 – 1.35	$1.00 – 1.12	$1.35 – 1.84
Risk-free interest rate	5.2 – 5.2%	4.8 – 4.8%	5.2 – 5.2%	4.7 – 4.8%
Expected volatility	93.2 – 104.6%	134.5 – 134.5%	93.2 – 104.6%	122.2 – 136.9%
Expected dividend yield	0%	0%	0%	0%
Expected life of options (in years)	5.0	5.0	5.0	5.0

The following table summarizes the exercise price range as of September 30, 2024 (in thousands, except exercise price data):

Exercise Price	Outstanding Options	Exercisable Options
$0.00 – 1.00	105	10
$1.00 – 2.00	5,348	1,794
$2.00 – 3.00	5,845	5,500
$3.00 – 6.00	38	38
$6.00 – 8.00	683	683
$8.00 – 12.00	350	350
	12,369	8,375

The weighted average grant-date fair value of stock options granted during the nine months ended September 30, 2024 and 2023 was $1.01 and $1.42 per share, respectively. As of September 30, 2024, total unrecognized compensation cost related to common stock options was $3.5 million, which is expected to be recognized over a period of 3.3 years.

Stock-based Compensation

The Company recognized stock-based compensation expense related to common stock options and restricted shares of common stock in the following expense categories of its consolidated statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Research and development	$562	$408	$1,761	$1,358
Selling and marketing	12	85	123	(351)
General and administrative	189	499	796	2,103
Total stock-based compensation	$763	$992	$2,680	$3,110

For the nine months ended September 30, 2024 and 2023, stock-based compensation on the statements of stockholders’ equity was lower by $207 thousand and lower by $206 thousand, respectively, as compared to the expense recorded due to timing differences between award dates and the realization of stock-based compensation expense. The net expense of $2.7 million for the nine months ended September 30, 2024 is primarily attributable to vesting expense recognition, offset by insignificant pre-vesting forfeitures of common stock options for separated employees.

In terms of new issuances, the Company issued 218 thousand shares of common stock to former executives in the nine months ended September 30, 2024 per their respective employment and separation agreements (the “Separation Agreement Shares”). In conjunction with the Separation Agreement Shares, the Company recognized $197 thousand of stock-based compensation expense during the nine months ended September 30, 2024, and does not expect future expense related to these offerings as they are fully vested. During the nine months ended September 30, 2023, the Company issued 2.4 million shares of common stock to employees as performance and incentive awards (the “2023 Incentive Shares”). The 2023 Incentive Shares included 854 thousand shares of common stock issued to 35 employees as payment in lieu of cash for 2022 performance bonuses (the “Bonus Incentive Shares”) and 1.5 million shares of common stock as long-term incentive bonuses to five employees identified as key technical staff (the “Retention Incentive Shares”). The Bonus Incentive Shares are restricted and subject to the following vesting schedule: one-half vested on December 31, 2023 and one-half vesting on December 31, 2024. As of December 31, 2023, the Company canceled 23,600 of the issued shares that were forfeited by employees no longer with the Company. The Retention Incentive Shares are restricted and subject to annual vesting in equal amounts over a five-year period as follows: 20% will vest on each of December 31, 2023, December 31, 2024¸ December 31, 2025, December 31, 2026, and December 31, 2027, subject to the grantee continuing to perform services for the Company in the capacity in which the grant was received on each applicable vesting date.

Stock-based Compensation for Services

The Company recognized stock-based compensation expense for services in lieu of cash payments to certain consultants, including expenses for both shares issued and stock option awards granted, in the following expense categories of its consolidated statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Selling and marketing	$-	$(107)	$-	$(174)
General and administrative	2	107	21	456
Total stock-based compensation	$2	$-	$21	$282

For the nine months ended September 30, 2024 and 2023, stock-based compensation for services on the statements of stockholders’ equity was higher by $113 thousand and $2.1 million, respectively, as compared to the expense recorded due to timing differences between award dates and the realization of stock-based compensation expense.

In terms of new issuances, the Company issued 142 thousand and 1.5 million shares of common stock, respectively, for services in the nine months ended September 30, 2024 and 2023.

Note 12 – Stock-based Compensation

Incentive Plans

The Company’s 2019 Equity and Incentive Plan, as amended in 2021 (the “2019 Plan”) enabled the Company to grant incentive stock options or nonqualified stock options and other equity awards to employees, directors and consultants of the Company up to a total of 3 million shares of common stock. All 3 million shares available for issue under the 2019 Plan have been issued.

On July 5, 2022, the Board of Directors adopted the Company’s 2022. Equity and Incentive Plan (the “2022 Plan”), which provides for the issuance of up to 16 million shares of the Company’s common stock. The 2022 Plan was approved by a majority of the stockholders in September 2022. Per the 2022 Plan, the 2022 Plan reserves increased automatically by 1 million shares on January 1, 2023, providing for a total issuance of up to 17 million shares of common stock. As of December 31, 2023, a total of 13.8 million shares and options were issued and outstanding under the 2022 Plan.

Options

The following table presents the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted:

	Year Ended
	December 31,
	2023	2022
Exercise price	$0.85 – 1.84	$1.67 – 2.61
Risk-free interest rate	4.7 – 5.0%	0.6 – 4.5%
Expected volatility	98 – 137%	127 – 164%
Expected dividend yield	0%	0%
Expected life of options (in years)	5.0	5.0

The following table summarizes the Company’s option activity:

Weighted Average Number of Shares (in thousands)	Weighted Average Exercise Price		Contractual Term (in years)
Outstanding as of December 31, 2021
As previously reported	5,197	$7.68	2.5
Adjustments (1)	(1,100)	(2.45)	1.4
As restated	4,097	5.23	3.9
Granted	6,853	1.38	5.0
Forfeited	(1,785)	3.17	-
Outstanding as of December 31, 2022	9,165	3.51	4.2
Granted	5,340	1.38	5.0
Forfeited	(662)	4.41	-
Outstanding as of December 31, 2023	13,843	$2.64	3.7

Vested as of December 31, 2022	6,413	$3.58	4.2
Vested as of December 31, 2023	8,803	$3.21	3.4

The following table summarizes the exercise price range as of December 31, 2023 (in thousands):

Exercise Price	Outstanding Options	Exercisable Options
$0.00 – 1.00	180	10
$1.00 – 2.00	5,695	1,935
$2.00 – 3.00	6,359	5,318
$3.00 – 5.00	65	65
$5.00 – 7.00	726	713
$7.00 – 12.00	818	762
	13,843	8,803

The weighted average grant-date fair value of stock options granted during the years ended December 31, 2023 and 2022 was $1.38 per share and $2.39 per share, respectively, and as of December 31, 2023, total unrecognized compensation cost related to common stock options was $5.8 million, which is expected to be recognized over a period of 4.0 years.

Stock-based compensation

The Company recognized stock-based compensation expense related to common stock options and restricted shares of common stock in the following expense categories of its consolidated statements of operations (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	2,080	509
Selling and marketing	(279)	494
General and administrative	2,470	8,320
Total stock-based compensation	$4,271	$9,323

For the years ended December 31, 2023 and 2022, the statement of stockholders’ equity was lower by $33 thousand and higher by $170 thousand, respectively, as compared to the statement of cash flows for timing differences between award dates and the realization of stock-based compensation expense.

In terms of new issuances, the Company issued 2,353,600 shares of common stock to employees in 2023 as performance and incentive awards (the “2023 Incentive Shares”), as compared to 20,000 in such awards in 2022. The 2023 Incentive Shares included 853,600 shares of common stock issued to 35 employees as payment in lieu of cash for 2022 performance bonuses (the “Bonus Incentive Shares”) and 1,500,000 shares of common stock as long-term incentive bonuses to five employees identified as key technical staff (the “Retention Incentive Shares”). The Bonus Incentive Shares are restricted with the following vesting schedule: one-half vested on December 31, 2023 and one-half vesting on December 31, 2024. As of December 31, 2023, the Company canceled 23,600 of the issued shares that were forfeited by employees no longer with the Company. The Retention Incentive Shares are restricted and will vest annually in equal amounts over a five-year period as follows: twenty percent (20%) will vest on each of December 31, 2023, December 31, 2024¸ December 31, 2025, December 31, 2026, and December 31, 2027, subject to the grantee continuing to perform services for the Company in the capacity in which the grant was received on each applicable vesting date. In conjunction with these offerings, the Company recognized $1.1 million of stock-based compensation expense during the year ended December 31, 2023, and expects future expense related to these offerings to total $2.1 million over the remaining vesting periods.

Stock-based compensation for services

The Company recognized $284 thousand and $2.4 million during the years ended December 31, 2023 and 2022, respectively, in stock-based compensation for services in lieu of cash payments to certain consultants, including expenses for both shares issued and stock option awards granted. The difference in stock-based compensation for services on the statement of stockholders’ equity as compared to the statement of cash flows for the years ended December 31, 2023 and 2022, was driven by approximately $2.3 million in shares awarded to a consultant who served as an advisor on the QPhoton Merger, comprised of 750,000 shares of common stock to Draper, Inc. and 750,000 shares of common stock to Carriage House Capital, Inc. The expense was recognized in 2022 at the time of the merger, though the shares were not awarded and issued until 2023. Also in 2023, the Company issued 75,000 shares of common stock to FMW Media Works as compensation for services rendered in support of marketing and communications.

In 2022, the Company issued 157,000 shares of common stock as compensation for services rendered in support of business development activities.